FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Y
	PSMEX	PSMFX	PSMTX	PSMMX	PSMYX

Putnam Short-Term Municipal Income Fund

Summary prospectus
3|27|13

A world of investing.™

Putnam INVESTMENTS

Putnam Short-Term Municipal Income Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 3/27/13, are incorporated by reference into this summary prospectus.

Goal

Putnam Short-Term Municipal Income Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%
Class Y	NONE	NONE

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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
				Total		after
		Distribution		annual fund	Expense	expense
Share	Management	and service	Other	operating	reimburse-	reimburse-
class	fees	(12b-1) fees	expenses=	expenses	ment #	ment

Class A	0.35%	0.25%	0.43%	1.03%	(0.43)%	0.60%
Class B	0.35%	0.45%	0.43%	1.23%	(0.43)%	0.80%
Class C	0.35%	1.00%	0.43%	1.78%	(0.43)%	1.35%
Class M	0.35%	0.30%	0.43%	1.08%	(0.43)%	0.65%
Class Y	0.35%	N/A	0.43%	0.78%	(0.43)%	0.35%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over two years.

*** This charge is eliminated after one year.

= Other expenses are based on estimated amounts for the current fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through June 30, 2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$161	$335
Class B	$182	$301
Class B (no redemption)	$82	$301
Class C	$237	$472
Class C (no redemption)	$137	$472
Class M	$141	$327
Class Y	$36	$158

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Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)) and that have short-term maturities (i.e., three years or less). The bonds we invest in are mainly investment-grade in quality.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. The value of bond investments is also affected by changing market perceptions of the risk of default. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments.

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Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the fund completes a full year of operation.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 2013

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2013

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2013

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund intends to distribute income that is exempt from federal income tax, but distributions will be subject to federal income tax to the extent attributable to other income, including income earned by the fund on investments in taxable securities or capital gains realized on the disposition of its investments.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP118 280828 4/13 Putnam Retail Management